Financial instruments and risk management - Interest rate risk - Additional information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,656	$ 1,786
Borrowings	14,115	12,752
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Adjusted total borrowings	$ 10,800	$ 10,200
Weighted average maturity period	P10Y	P11Y
Description of borrowings, interest rate basis	the effect on net earnings of a 100 basis point increase in US dollar LIBOR interest rates, with all other variables held constant, would be an income of US$8 million (2017: charge of US$8 million) due to the net cash position in 2018 versus the net debt position in 2017. The Group has an exposure to interest rate volatility within shareholders’ equity arising from fair value movements on derivatives in the cash flow hedge reserve. These derivatives have an underlying exposure to sterling and US dollars. With all factors remaining constant, and based on the composition of derivatives impacting the cash flow reserve at 31 December 2018, the sensitivity of a 100 basis point increase in interest rates in each of the currencies in isolation would impact equity, before tax, by a charge of US$69 million (2017: US$84 million charge) for sterling and a credit of US$78 million (2017: US$88 million credit) for US dollars. A 100 basis point decrease would have broadly the same impact in the opposite direction. These balances will not remain constant throughout 2019, and therefore this information should be used with care.
Interest rate risk [Member] | Sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 68	$ 69
Interest rate risk [Member] | US Dollars
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 78	$ 78
Interest rate risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	76.00%	79.00%	76.00%	79.00%
Interest rate risk [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	24.00%	21.00%	24.00%	21.00%
Interest rate risk [Member] | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	1.00%		1.00%
Borrowing cost recognised	$ 20	$ 8
Interest rate risk [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Accrued interest		11
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	7,700	7,500
Bonds, Fair Value	9,100	8,300
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,200	4,200
Fair value | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,700	$ 4,600
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%	7.125%	7.125%	7.125%
Borrowings	$ 958	$ 927
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75
Borrowings, interest rate	7.125%		7.125%
Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%	7.25%	7.25%	7.25%
Borrowings	$ 104	$ 104
Alcan Inc. Debentures 7.25% due 2028 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	100
US Dollar Fixed Rate Borrowings [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 4,500	$ 4,300	€ 818	€ 818
Effective exchange rate	131.05%		131.05%